Retirement Plans - Fair Value (Details) - Recurring - USD ($) $ in Thousands	Mar. 04, 2017	Feb. 27, 2016
Retirement Plans
Total assets at fair value	$ 118,658	$ 110,217
International equity
Retirement Plans
Total assets at fair value	15,348	14,414
Large Cap
Retirement Plans
Total assets at fair value	32,413	28,188
Small-Mid Cap
Retirement Plans
Total assets at fair value	14,083	11,684
Long Term Credit Bond Index
Retirement Plans
Total assets at fair value	47,694	43,130
20+ Year Treasury STRIPS
Retirement Plans
Total assets at fair value	7,563	10,929
Intermediate Fixed Income
Retirement Plans
Total assets at fair value	639	41
Short Term Investments
Retirement Plans
Total assets at fair value	$ 918	$ 1,831